Label	Element	Value
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $1.05 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.40%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $105.38 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.30%
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $119.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator International Developed Power Buffer ETF™ - March | iShares MSCI EAFE ETF, Expiration: 02/26/2027; Exercise Price: $89.57 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.80%)